INCOME TAXES (Components of Deferred Income Tax Assets And Liabilities) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INCOME TAXES [Abstract]
Deferred revenues		11,685	11,517
Total current deferred tax assets		11,685	11,517
Less: valuation allowance on deferred tax assets		(2,114)	(5,820)
Total net current deferred tax assets		9,571	5,697
Property and equipment		339	658
Deferred revenues		1,137	1,227
Net operating loss carry forwards		11,753	14,203
Total non-current deferred tax assets		13,229	16,088
Less: valuation allowance on deferred tax assets		(11,144)	(7,871)
Total net non-current deferred tax assets	335	2,085	8,217
Property and equipment		64	70
Acquired intangible assets		7,117	9,173
Amount due from related party - noncurrent		6,292
Total deferred tax liabilities	2,163	13,473	9,243
Net operating loss carryforward		48,878
Operating loss carryforwards, expiration dates	various dates between December 31, 2012 and December 31, 2016	various dates between December 31, 2012 and December 31, 2016
Deferred tax assets, valuation allowance		13,258